Consolidated Income Statements (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Revenues and other income
Lease revenue	$ 3,498,300	$ 976,147		$ 997,147
Net gain (loss) on sale of assets	37,497	41,873		(46,421)
Other income	104,491	32,046		21,794
Total Revenues and other income	3,640,288	1,050,066		972,520
Expenses
Depreciation and amortization	1,282,228	337,730	[1]	357,347	[1]
Asset impairment	21,828	26,155	[1]	12,625	[1]
Interest expense	780,349	226,329		286,019
Operating lease-in costs		550		6,119
Leasing expenses	190,301	48,473		72,122
Transaction and integration related expenses	148,792	10,959
Selling, general and administrative expenses	299,892	89,079		83,409
Total Expenses	2,723,390	739,275		817,641
Income before income taxes and income of investments accounted for under the equity method	916,898	310,791		154,879
Provision for income taxes	(137,373)	(26,026)		(8,067)
Equity in net earnings of investments accounted for under the equity method	28,973	10,637		11,630
Net income	808,498	295,402	[1]	158,442	[1]
Net loss (income) attributable to non-controlling interest	1,949	(2,992)		5,213
Net income attributable to AerCap Holdings N.V.	$ 810,447	$ 292,410		$ 163,655
Basic earnings per share	$ 4.61	$ 2.58		$ 1.24
Diluted earnings per share	$ 4.54	$ 2.54		$ 1.24
Weighted average shares outstanding - basic	175,912,662	113,463,813		131,492,057
Weighted average shares outstanding - diluted	178,684,989	115,002,458		132,497,913

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.